Long-term assets - E.1.4. Cash used for the purchase of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 520	$ 202	$ 158
Change in accruals and payables for intangibles	(315)	(32)	(10)
Cash used for additions	$ 202	$ 171	$ 148	[1]

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.